 UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Gregory C. Bakken, President

Listed Funds Trust

c/o U.S. Bank Global Fund Services

811 E. Wisconsin Ave, 8th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-4711

Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2020

Item 1. Reports to Stockholders.

Roundhill ETFs

Roundhill BITKRAFT Esports & Digital Entertainment ETF (NERD)

Roundhill Sports Betting & iGaming ETF (BETZ)

SEMI-ANNUAL REPORT

June 30, 2020
(Unaudited)

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission (“SEC”), paper copies of the Funds’ shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the Funds’ reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future Fund reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details about whether your election to receive reports in paper will apply to all funds held with your financial intermediary.

This report is submitted for the general information of shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

Roundhill ETFs

Table of Contents

Schedule of Investments	2
Roundhill BITKRAFT Esports & Digital Entertainment ETF	2
Roundhill Sports Betting & iGaming ETF	4
Statements of Assets and Liabilities	6
Statements of Operations	7
Statements of Changes in Net Assets	8
Roundhill BITKRAFT Esports & Digital Entertainment ETF	8
Roundhill Sports Betting & iGaming ETF	9
Financial Highlights	10
Roundhill BITKRAFT Esports & Digital Entertainment ETF	10
Roundhill Sports Betting & iGaming ETF	11
Notes to Financial Statements	12
Board Consideration and Approval of Advisory and Sub-Advisory Agreements	19
Shareholder Expense Example	21
Supplemental Information	22
Review of Liquidity Risk Management Program	23

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 98.9%
Computers — 15.7%
Asetek A/S (a)(b)	22,705	$125,446
Asustek Computer, Inc. (a)	86,369	632,300
Endor AG (a)(b)	985	162,627
Keywords Studios PLC (a)	30,713	687,639
Logitech International SA (a)	11,247	734,251
Razer, Inc. (a)(b)(c)	3,617,000	681,357
Thermaltake Technology Co., Ltd. (a)	274,973	354,148
Tobii AB (a)(b)	177,648	683,771
		4,061,539
Electronics — 6.9%
Micro-Star International Co., Ltd. (a)	199,283	726,090
Turtle Beach Corp. (b)	71,811	1,057,058
		1,783,148
Internet — 17.1%
AfreecaTV Co., Ltd. (a)	21,825	1,146,726
JOYY, Inc. - ADR (a)(b)	7,111	629,679
NCSoft Corp. (a)	974	721,482
Score Media and Gaming, Inc. (a)(b)	406,687	223,947
Tencent Holdings Ltd. (a)	26,100	1,679,059
		4,400,893
Media — 6.3%
Modern Times Group MTG AB - Class B (a)(b)	148,677	1,613,374

Software — 52.9% (e)
Activision Blizzard, Inc.	20,315	1,541,909
Better Collective A/S (a)(b)	18,489	248,064
Bilibili, Inc. - ADR (a)(b)	23,195	1,074,392
Capcom Co., Ltd. (a)	19,300	701,265
DouYu International Holdings Ltd. - ADR (a)(b)	140,559	1,622,051
Electronic Arts, Inc. (b)	7,965	1,051,778
Enthusiast Gaming Holdings, Inc. (a)(b)	125,597	160,454
HUYA, Inc. - ADR (a)(b)	76,952	1,436,694
NetEase, Inc. - ADR (a)	2,509	1,077,314
Nexon Co., Ltd. (a)	30,300	684,443
Nexon GT Co., Ltd. (a)(b)	89,011	902,801
Sea Ltd. - ADR (a)(b)	9,696	1,039,799
Take-Two Interactive Software, Inc. (b)	7,271	1,014,813
Ubisoft Entertainment SA (a)(b)	13,451	1,108,894
		13,664,671

TOTAL COMMON STOCKS
(Cost $21,208,719)		25,523,625

MONEY MARKET FUNDS — 1.0%
First American Government Obligations Fund - Class X, 0.09% (d)	257,102	257,102
TOTAL MONEY MARKET FUNDS
(Cost $257,102)		257,102

TOTAL INVESTMENTS — 99.9%
(Cost $21,465,821)		25,780,727
Other assets and liabilities, net — 0.1%		30,423
NET ASSETS — 100.0%		$25,811,150

ADR American Depositary Receipt

PLC Public Limited Company

(a)	Foreign issued security, or represents a foreign issued security.

(b)	Non-income producing security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Schedule of Investments

June 30, 2020 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
China	29.1%
United States	19.1%
South Korea	10.7%
Sweden	8.9%
Singapore	6.7%
Taiwan	6.6%
Japan	5.4%
France	4.3%
Switzerland	2.8%
Ireland	2.7%
Canada	1.5%
Denmark	1.5%
Germany	0.6%
Total Country	99.9%
TOTAL INVESTMENTS	99.9%
Other assets and liabilities, net	0.1%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

June 30, 2020 (Unaudited)

	Shares	Value
COMMON STOCKS — 99.7%
Commercial Services — 3.5%
QIWI PLC - ADR (a)	172,343	$2,984,981

Entertainment — 76.5% (e)
888 Holdings PLC (a)	349,447	753,885
Aspire Global PLC (a)(b)(c)	43,406	118,338
Bet-At-Home.com AG (a)	13,240	572,516
Betsson AB (a)(b)	296,331	2,061,068
Betsson AB - Redemption Shares (a)(b)	275,854	84,977
Churchill Downs, Inc.	27,075	3,605,036
DraftKings, Inc. - Class A (b)	148,242	4,930,529
Eldorado Resorts, Inc. (b)	66,064	2,646,524
Enlabs AB (a)(b)	73,601	161,554
Evolution Gaming Group AB (a)(c)	41,867	2,496,746
Flutter Entertainment PLC (a)	40,522	5,304,831
Gamesys Group PLC (a)(b)	100,750	1,069,345
GAN Ltd. (a)(b)	300,570	7,649,506
GVC Holdings PLC (a)	584,337	5,347,205
International Game Technology PLC	243,483	2,166,999
Kambi Group PLC (a)(b)	53,759	1,194,433
Kindred Group PLC - SDR (a)	989,135	5,915,710
LeoVegas AB (a)(c)	331,548	1,482,538
OPAP S.A. (a)	371,044	3,519,365
Penn National Gaming, Inc. (b)	122,926	3,754,160
PointsBet Holdings Pty Ltd. (a)(b)	336,724	1,228,725
Scientific Games Corp. (b)	239,160	3,697,414
Tabcorp Holdings Ltd. (a)	1,583,639	3,685,341
William Hill PLC (a)	2,056,996	2,892,381
		66,339,126
Internet — 2.9%
Catena Media PLC (a)(b)	1,069,602	2,392,545
Score Media and Gaming, Inc. (a)(b)	274,206	150,995
		2,543,540
Lodging — 10.4%
Boyd Gaming Corp.	115,057	2,404,691
Caesars Entertainment Corp. (b)	210,038	2,547,761
MGM Resorts International	126,766	2,129,669
Wynn Resorts Ltd.	26,311	1,959,906
		9,042,027
Software — 6.4%
Betmakers Technology Group Ltd. (a)(b)	965,204	282,431
Better Collective A/S (a)(b)	15,526	208,310
NetEnt AB (a)(b)	465,134	3,554,662
Playtech PLC (a)	437,765	1,522,647
		5,568,050

TOTAL COMMON STOCKS
(Cost $90,767,071)		86,477,724

MONEY MARKET FUNDS — 0.2%
First American Government Obligations Fund - Class X, 0.09% (d)	223,742	223,742
TOTAL MONEY MARKET FUNDS
(Cost $223,742)		223,742

TOTAL INVESTMENTS — 99.9%
(Cost $90,990,813)		86,701,466
Other assets and liabilities, net — 0.1%		56,662
NET ASSETS — 100.0%		$86,758,128

ADR American Depositary Receipt

PLC Public Limited Company

SDR Special Drawing Rights

(a)	Foreign issued security, or represents a foreign issued security.

(b)	Non-income producing security.

(c)

Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	The rate shown is the annualized seven-day yield at period end.

(e)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Schedule of Investments

June 30, 2020 (Unaudited) (Continued)

COUNTRY	Percentage of Net Assets
United States	34.6%
Britain	13.4%
Sweden	11.3%
Malta	11.1%
Isle of Man	7.9%
Ireland	6.1%
Australia	6.0%
Greece	4.1%
Cyprus	3.4%
Gibraltar	0.9%
Germany	0.7%
Denmark	0.2%
Canada	0.2%
Total Country	99.9%
TOTAL INVESTMENTS	99.9%
Other assets and liabilities, net	0.1%
NET ASSETS	100.0%

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Assets and Liabilities

June 30, 2020 (Unaudited)

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF
Assets
Investments, at value (cost $21,465,821 and $90,990,813, respectively)	$25,780,727	$86,701,466
Investment securities sold	—	90,797
Dividends and interest receivable	43,305	37
Total Assets	25,824,032	86,792,300

Liabilities
Payable to Adviser	4,206	34,172
Dividend withholding tax payable	8,676	—
Total liabilities	12,882	34,172
Net Assets	$25,811,150	$86,758,128

Net Assets Consists of:
Paid-in capital	$20,943,742	$93,783,665
Total distributable earnings (accumulated losses)	4,867,408	(7,025,537)
Net Assets	$25,811,150	$86,758,128

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,225,000	5,750,000
Net Asset Value, redemption price and offering price per share	$21.07	$15.09

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Statements of Operations

For the Period Ended June 30, 2020 (Unaudited)

	Roundhill BITKRAFT Esports & Digital Entertainment ETF	Roundhill Sports Betting & iGaming ETF(1)
Investment Income
Dividend income (net withholding tax and issuance fees of $9,725 and $5,198, respectively)	$44,854	$12,271
Interest income	67	37
Total investment income	44,921	12,308

Expenses
Investment advisory fees	33,713	34,171
Total expenses before reimbursement	33,713	34,171
Expense reimbursement by Adviser	(16,856)	—
Net expenses	16,857	34,171
Net investment income (loss)	28,064	(21,863)

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Translation
Net realized gain (loss) from:
Investments	686,634	(2,694,612)
Foreign currency translation	(8,272)	(20,393)
Net realized gain (loss)	678,362	(2,715,005)
Net change in unrealized appreciation/depreciation on:
Investments	3,869,743	(4,289,347)
Foreign currency translation	116	678
Net change in unrealized appreciation/depreciation	3,869,859	(4,288,669)
Net realized and unrealized gain (loss) on investments and foreign currency translation	4,548,221	(7,003,674)
Net increase (decrease) in net assets from operations	$4,576,285	$(7,025,537)

(1)	The Fund commenced operations on June 3, 2020.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Statements of Changes in Net Assets

	Six Months Ended June 30, 2020 (Unaudited)	Period Ended December 31, 2019(1)
From Operations
Net investment income	$28,064	$38,749
Net realized gain on investments and foreign currency translation	678,362	145,940
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	3,869,859	445,190
Net increase in net assets resulting from operations	4,576,285	629,879

From Distributions
Distributable earnings	—	(32,724)
Return of Capital	—	(756)
Total distributions	—	(33,480)

From Capital Share Transactions
Proceeds from shares sold	16,393,605	13,330,515
Cost of shares redeemed	(5,977,807)	(3,121,587)
Transaction fees (Note 4)	9,309	4,431
Net increase in net assets resulting from capital share transactions	10,425,107	10,213,359

Total Increase in Net Assets	15,001,392	10,809,758

Net Assets
Beginning of period	10,809,758	—
End of period	$25,811,150	$10,809,758

Changes in Shares Outstanding
Shares outstanding, beginning of period	675,000	—
Shares sold	875,000	875,000
Shares redeemed	(325,000)	(200,000)
Shares outstanding, end of period	1,225,000	675,000

(1)	The Fund commenced operations on June 3, 2019.

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Statement of Changes in Net Assets

Period Ended June 30, 2020(1) (Unaudited)
From Operations
Net investment loss	$(21,863)
Net realized loss on investments and foreign currency translation	(2,715,005)
Net change in net unrealized appreciation/depreciation on investments and foreign currency translation	(4,288,669)
Net decrease in net assets resulting from operations	(7,025,537)

From Capital Share Transactions
Proceeds from shares sold	93,782,943
Transaction fees (Note 4)	722
Net increase in net assets resulting from capital share transactions	93,783,665

Total Increase in Net Assets	86,758,128

Net Assets
Beginning of period	—
End of period	$86,758,128

Changes in Shares Outstanding
Shares outstanding, beginning of period	—
Shares sold	5,750,000
Shares redeemed	—
Shares outstanding, end of period	5,750,000

(1)	The Fund commenced operations on June 3, 2020.

The accompanying notes are an integral part of the financial statements.

Roundhill BITKRAFT Esports & Digital Entertainment ETF

Financial Highlights

For a Share Outstanding Throughout each Period

	Six Months Ended June 30, 2020 (Unaudited)		Period Ended December 31, 2019(1)
Net Asset Value, Beginning of Period	$16.01		$14.86

Income from investment operations:
Net investment income(2)	0.03		0.08
Net realized and unrealized gain on investments	5.02		1.11
Total from investment operations	5.05		1.19

Less distributions paid:
From net investment income	—		(0.05)
From return of capital	—		0.00	(8)
Total distributions paid	—		(0.05)

Capital share transactions:
Transaction fees (see Note 4)	0.01		0.01

Net Asset Value, End of Period	$21.07		$16.01

Total return, at NAV(3)(4)	31.57	%(5)	8.11	%(5)
Total return, at Market(3)(4)	31.93	%(5)	8.42	%(5)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$25,811		$10,810

Ratio of expenses to average net assets:
Before waivers of expenses	0.50	%(6)	0.50	%(6)
After waivers of expenses	0.25	%(6)	0.25	%(6)
Ratio of net investment income to average net assets:
Before waivers of expenses	0.17	%(6)	0.65	%(6)
After waivers of expenses	0.42	%(6)	0.90	%(6)
Portfolio turnover rate(7)	59	%(5)	34	%(5)

(1)	The Fund commenced investment operations on June 3, 2019.

(2)	Per share net investment income was calculated using average shares outstanding.

(3)

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

Roundhill Sports Betting & iGaming ETF

Financial Highlights

For a Share Outstanding Throughout the Period

	Period Ended June 30, 2020(1) (Unaudited)
Net Asset Value, Beginning of Period	$15.41

Income (loss) from investment operations:
Net investment income (loss)(2)	(0.01)
Net realized and unrealized gain on investments	(0.31)
Total from investment operations	(0.32)

Capital share transactions:
Transaction fees (see Note 4)	0.00	(8)

Net Asset Value, End of Period	$15.09

Total return, at NAV(3)(4)	(2.09	)%(5)
Total return, at Market(3)(4)	(1.95	)%(5)

Supplemental Data and Ratios:
Net assets, end of period (000’s)	$86,758

Ratio of expenses to average net assets	0.75	%(6)
Ratio of net investment income (loss) to average net assets	(0.48	)%(6)
Portfolio turnover rate(7)	19	%(5)

(1)	The Fund commenced investment operations on June 3, 2020.

(2)	Per share net investment income (loss) was calculated using average shares outstanding.

(3)

The returns reflect the actual performance for each period and do not include the impact of trades executed on the last business day of the period that were recorded on the first business day of the next period.

(4)	Total return in the table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of dividends.

(5)	Not annualized for periods less than one year.

(6)	Annualized for periods less than one year.

(7)	Excludes in-kind transactions associated with creations and redemptions of the Fund.

(8)	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited)

1.	ORGANIZATION

Roundhill BITKRAFT Esports & Digital Entertainment ETF (“NERD”) and Roundhill Sports Betting & iGaming ETF (“BETZ”) (each a “Fund” and collectively, the “Funds”) are a non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

NERD is a passively-managed exchange-traded fund (“ETF”). NERD’s objective is to track the total return performance, before fees and expenses, of the Roundhill BITKRAFT Esports Index (the “NERD Index”). The NERD Index tracks the performance of the common stock (or corresponding American Depositary Receipts (“ADRs”) or Global Depositary Receipts (“GDRs”)) of exchange-listed companies across the globe (including in emerging markets) that earn revenue from electronic sports, or esports related business activities, including: video game publishing, video game development, video game streaming platforms, organizing video game tournaments and/or events, operating and/or owning video game leagues, owning competitive video game teams, and gaming hardware and technology companies, or whose principal business activity is classified as that of another digital entertainment business activity, such as broadcasting, interactive home entertainment, interactive media & services, technology hardware storage or technology hardware, storage and peripherals.

BETZ is a passively-managed ETF. BETZ’s objective is to track the total return performance, before fees and expenses, of the Roundhill Sports Betting & iGaming Index (the “BETZ Index”). The BETZ Index tracks the performance of the common stock (or corresponding ADRs or GDRs) of exchange-listed companies that earn revenue from online gaming (“iGaming”). iGaming is broadly defined as the wagering of money or some other value on the outcome of an event or a game, using the internet. The BETZ Index includes: companies that operate in-person and/or online/internet sports books; companies that operate online/internet gambling platforms; and companies that provide infrastructure or technology to such companies.

Costs incurred by BETZ in connection with the organization, registration and the initial public offering of shares were paid by Roundhill Financial Inc. (“Roundhill” or the “Adviser”), the Fund’s investment Adviser.

2.	SIGNIFICANT ACCOUNTING POLICIES

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Shares Transactions

The net asset value (“NAV”) per share of the Funds is equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.

Fair Value Measurement

In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined in good faith by the Adviser using procedures adopted by the Board of Trustees of the Trust (the “Board”). The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.

Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.

FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:

●	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

●

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

●

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Debt securities, including short-term debt instruments having a maturity of less than 60 days, are generally valued using the last available bid prices or current market quotations provided by dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time each Fund calculates its NAV on the valuation date, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the London Stock Exchange, generally 4:30 p.m. London Time.

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value the Funds’ investments at June 30, 2020 are as follows:

	Level 1	Level 2	Level 3	Total
NERD
Assets:
Common Stocks*	$25,523,625	$—	$—	$25,523,625
Money Market Funds	257,102	—	—	257,102
Total Investments in Securities	$25,780,727	$—	$—	$25,780,727

BETZ
Assets:
Common Stocks*	$86,477,724	$—	$—	$86,477,724
Money Market Funds	223,742	—	—	223,742
Total Investments in Securities	$86,701,466	$—	$—	$86,701,466

*	See the Schedule of Investments for industry classifications.

Security Transactions

Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.

Investment Income

Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions

The Funds are treated as separate entities for Federal income tax purposes. The Funds intend to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, the Funds must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, the Funds will not be subject to Federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. The Funds distribute substantially all net investment income to shareholders in the form of dividends. The Funds generally pay out dividends from net investment income, if any, at least annually, and distributes its net capital gains, if any, to shareholders at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.

Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2019, the NERD’s most recent fiscal period end, NERD had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of December 31, 2019, NERD’s most recent fiscal period end, NERD had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.

NERD recognized no interest or penalties related to uncertain tax benefits in the fiscal period 2019. At December 31, 2019, NERD’s most recent fiscal period end, the tax period 2019 remained open to examination in NERD’s major tax jurisdiction.

BETZ commenced operations on June 3, 2020; therefore, there is no tax information as of June 30, 2020.

Indemnification

In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Adviser expects the risk of loss to be remote.

3.	INVESTMENT ADVISORY AND OTHER AGREEMENTS

Investment Advisory Agreement

The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Roundhill, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.50% of NERD’s average daily net assets and at an annual rate of 0.75% of BETZ’s average daily net assets. Roundhill has agreed to pay all expenses of the Funds except the fee paid to Roundhill under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any). Roundhill, in turn, compensates the Sub-Adviser from the management fee it receives.

Exchange Traded Concepts, LLC (the “Sub-Adviser”), an Oklahoma limited liability company serves as the sub-adviser to the Funds. The Sub-Adviser is majority owned by Cottonwood ETF Holdings LLC. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Funds, including selecting broker-dealers to execute purchase and sale transactions as instructed by the Adviser or in connection with any rebalancing or reconstitution of each Funds’ Index, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, which fee is calculated daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund, and subject to a minimum annual fee of $20,000.

BITKRAFT Esports Ventures Fund I, L.P. (“BITKRAFT”) is a minority owner of the Adviser and has (via an affiliate) licensed the name “BITKRAFT” to the Adviser for use with NERD. BITKRAFT is not involved in the management of NERD or the maintenance or calculation of the Index.

Fee Waiver Agreement

For NERD, the Adviser contractually agreed to waive 0.25% of its unified management fee until June 30, 2020. The Fee Waiver Agreement expired on June 30, 2020 and was not renewed. The Adviser waived $16,856 during the period ended June 30, 2020. Pursuant to the Fee Waiver Agreement, waived fees are not subject to recoupment by the Adviser.

Distribution Agreement and 12b-1 Plan

Foreside Fund Services, LLC (the “Distributor”) serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.

Administrator, Custodian and Transfer Agent

U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.

A Trustee and all officers of the Trust are affiliated with the Administrator and Custodian.

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

4.	CREATION AND REDEMPTION TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” A Creation Unit consists of 25,000 shares. Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of the Funds will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to five decimal places.

Creation Transaction Fee

Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Transaction Fee”) in connection with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by each Fund for each creation order is $500.

An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an All Cash Amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statement of Changes in Net Assets.

Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.

5.	FEDERAL INCOME TAX

The tax character of distributions paid was as follows:

	Ordinary Income(1)	Return of Capital
	Fiscal period ended December 31, 2019
NERD	$32,724	$756
BETZ	N/A	N/A

(1)	Ordinary income includes short-term capital gains.

The Funds paid no distributions for the period ended June 30, 2020.

Roundhill ETFs

Notes to Financial Statements

June 30, 2020 (Unaudited) (Continued)

At December 31, 2019, NERD’s most recent fiscal period end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year, for NERD were as follows:

Federal Tax Cost of Investments	$10,451,423
Gross Tax Unrealized Appreciation	$940,368
Gross Tax Unrealized Depreciation	(596,354)
Net Tax Unrealized Appreciation (Depreciation)	344,014
Other Accumulated Gain (Loss)	(52,891)
Distributable Earnings (Accumulated Losses)	$291,123

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

At December 31, 2019, NERD’s most recent fiscal period end, NERD had short-term capital losses of $48,968 remaining which will be carried forward indefinitely to offset future realized capital gains. At December 31, 2019, NERD’s most recent fiscal period end, NERD deferred, on a tax basis, late year ordinary currency losses of $3,923.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended June 30, 2020 were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
NERD	$10,877,642	$8,295,318	$12,901,581	$5,318,910
BETZ	$22,508,999	$16,825,374	$87,891,985	$—

7.	PRINCIPAL RISKS

As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The operational and financial performance of the issuers of securities in which each Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Funds’ investments, impair the Funds’ ability to satisfy redemption requests, and negatively impact the Funds’ performance.

A complete description of principal risks is included in the prospectus under the heading ‘’Principal Investment Risks’’.

8.	SUBSEQUENT EVENTS

Management has evaluated the Funds’ related events and transactions that occurred subsequent to June 30, 2020, through the date of issuance of the Funds’ financial statements. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Roundhill ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2020 (Unaudited)

At a telephonic meeting held on March 19, 2020 (the “Meeting”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an investment advisory agreement (the “Advisory Agreement”) between Roundhill Financial Inc. (the “Adviser”) and the Trust, on behalf of the Roundhill Sports Betting & iGaming ETF (the “Fund”), and a separate investment sub-advisory agreement (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”) between the Adviser, the Trust, and Exchange Traded Concepts, LLC (the “Sub-Adviser”) with respect to the Fund.

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by: (i) the vote of the Trustees or a vote of the shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast telephonically at a meeting called for the purpose of voting on such approval. In connection with its consideration of such approval, the Board must request and evaluate, and the Adviser and Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Agreements. In addition, rules under the 1940 Act require an investment company to disclose in its shareholder reports the material factors and the conclusions with respect thereto that formed the basis for the Board’s approval of an investment advisory agreement.

Consistent with those responsibilities, prior to the Meeting, the Board reviewed written materials from the Adviser and Sub-Adviser and, during the Meeting, representatives from the Adviser and Sub-Adviser presented additional oral and written information to assist the Board with its evaluation of the Agreements. Among other things, representatives from the Adviser and Sub-Adviser provided overviews of their advisory businesses, including information on investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided by the Adviser and Sub-Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and the operational aspects of the Fund. During the Meeting, the Board discussed the materials it received, including memoranda from legal counsel to the Trust on the responsibilities of the Trustees in considering the approval of investment advisory agreements under the 1940 Act, considered the written materials that it received before the Meeting and the oral presentations, and deliberated on the approval of the Agreements in light of this information. Throughout the process, the Trustees were afforded the opportunity to ask questions of and request additional materials from the Adviser and Sub-Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory and sub-advisory arrangements and the Trustees’ responsibilities relating thereto. The consideration of the Agreements was conducted by both the full Board and the Independent Trustees, who also voted separately.

At the Meeting, the Board and the Independent Trustees evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser and Sub-Adviser to the Fund; (ii) Fund expenses and performance; (iii) the cost of the services to be provided and profits to be realized by each of the Adviser and Sub-Adviser from its relationship with the Trust and the Fund; (iii) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (iv) the extent to which economies of scale would be realized as the Fund grows and whether the overall advisory fee for the Fund would enable investors to share in the benefits of economies of scale; (v) any benefits to be derived by the Adviser or Sub-Adviser from the relationship with the Trust, including any fall-out benefits enjoyed by the Adviser or Sub-Adviser; and (vi) other factors the Board deemed relevant. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.

Nature, Extent, and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Agreements, noting that these services include, among other things, furnishing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, the provision of related services such as portfolio management compliance services, and the preparation and filing of certain reports on behalf of the Trust. The Trustees reviewed the extensive responsibilities that the Adviser will have as investment adviser to the Fund, including the oversight of the activities and operations of the Sub-Adviser and other service providers, oversight of general fund compliance with federal and state laws, and the implementation of Board directives as they relate to the Fund. The Board also considered, among other things, the professional experience and qualifications of the senior management and key professional personnel of the Adviser and Sub-Adviser, including those individuals responsible for portfolio management. The Board also considered the Adviser’s

Roundhill ETFs

Board Consideration and Approval of Advisory and Sub-Advisory Agreements

June 30, 2020 (Unaudited) (Continued)

and Sub-Adviser’s operational capabilities and resources and their experience in managing investment portfolios. The Board concluded that, within the context of its full deliberations, it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser and Sub-Adviser.

Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board also noted that the Fund is designed to track the performance of an index. The Board was presented with information about the Fund’s investment strategies and expected break-even expense analyses. The Board also reviewed information regarding the Fund’s proposed advisory and sub-advisory fees, including advisory fees and total expense ratios of those funds that might be considered peers of the Fund. With regard to the latter point, the Board considered the limited number of other exchange-traded funds that pursue investment strategies similar to those of the Fund. Based on its review, the Board concluded that the investment advisory and sub-advisory fees and expense ratios appeared to be competitive and are otherwise reasonable in light of the information provided.

Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser and Sub-Adviser, the proposed advisory and sub-advisory fees, and the estimated profitability projected by the Adviser and Sub-Adviser, including the methodology underlying such projection. The Board also reviewed information regarding the estimated break-even point for the Fund taking into consideration potential direct and ancillary revenue received by the Adviser in connection with the services to be provided to the Fund. The Board took into consideration that the advisory fee for the Fund is a “unified fee,” meaning the Fund would pay no expenses other than the advisory fee and certain other specified costs such as interest, brokerage and extraordinary expenses and, to the extent it is implemented, fees pursuant to a Distribution and/or Shareholder Servicing (12b-1) Plan. The Board noted that the Adviser would be responsible for compensating the Trust’s other service providers, including the Sub-Adviser, and paying the Fund’s other expenses out of its own resources.

Economies of Scale. The Board discussed whether economies of scale would be realized by the Fund at higher asset levels. The Board also assessed whether certain of the Adviser’s and Sub-Adviser’s costs would increase if asset levels rise. The Board noted that since the Fund had not yet launched, it was difficult to estimate whether economies of scale might be realized in the future. The Board also noted, however, that any economies would, to some degree, be shared with Fund shareholders through the Fund’s unitary fee structure. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the advisory and sub-advisory fees appropriately took into account any economies of scale that had been realized as a result of that growth.

Other Benefits to the Adviser and Sub-Adviser. In addition to evaluating the services provided by the Adviser and Sub-Adviser, the Board also considered the extent to which the Adviser or Sub-Adviser may realize other benefits from its relationship to the Fund. While the Board acknowledged that the Adviser or Sub-Adviser may experience reputational success if the Fund performs well in the future, it did not identify any other potential benefits at this early stage and agreed to reassess potential benefits at a future meeting. Based on its review, the Board concluded that any ancillary benefits would not be disadvantageous to the Fund’s shareholders.

Conclusion. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees separately, unanimously: (i) concluded that the terms of each Agreement are fair and reasonable; (ii) concluded that the proposed advisory and sub-advisory fees were fair and reasonable in light of the services to be provided; and (iii) determined that the approval of each Agreement for an initial term of two years was in the best interests of the Fund and its future shareholders.

Roundhill ETFs

Shareholder Expense Example

(Unaudited)

As a shareholder of a Fund you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held throughout the entire period (January 1, 2020 to June 30, 2020), except as noted in footnotes below.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Hypothetical Account Value 1/1/20	Beginning Account Value 1/1/20	Beginning Account Value 6/3/20	Ending Account Value 6/30/20	Annualized Expense Ratios	Expenses Paid During the Period
NERD
Actual	N/A	$ 1,000.00	N/A	$ 1,315.70	0.25%	$1.44(1)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,023.62	0.25%	$1.26(1)
BETZ^
Actual	N/A	N/A	$ 1,000.00	$ 979.10	0.75%	$0.57(2)
Hypothetical (5% return before expenses)	$ 1,000.00	N/A	N/A	$ 1,021.13	0.75%	$3.77(1)

(^)	Fund commenced operations on June 3, 2020.

(1)

Expenses are calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent inception period, 182 days, and divided by the number of days in the most recent twelve-month period, 366 days.

(2)

Actual expense is calculated using the Fund’s annualized expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period, 28 days, and divided by the number of days in the most recent twelve-month period, 366 days.

Roundhill ETFs

Supplemental Information

(Unaudited)

Investors should consider the investment objective and policies, risk considerations, charges and ongoing expenses of an investment carefully before investing. The prospectus contains this and other information relevant to an investment in the Funds. Please read the prospectus carefully before investing. A copy of the prospectus for the Funds may be obtained without charge by writing to the Funds, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701 or by calling 1-800-617-0004, or by visiting the Funds’ website at www.roundhillinvestments.com.

QUARTERLY PORTFOLIO HOLDING INFORMATION

Each Fund files its complete schedule of portfolio holdings for its first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020). The Funds’ Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) is available without charge, upon request, by calling toll-free at 1-800-617-0004. Furthermore, you may obtain the Form N-Q or Part F of Form N-PORT (beginning with filings after March 31, 2020) on the SEC’s website at www.sec.gov.

PROXY VOTING INFORMATION

Each Fund is required to file a Form N-PX, with the Fund’s complete proxy voting record for the 12 months ended June 30, no later than August 31 of each year. The Fund’s proxy voting record will be available without charge, upon request, by calling toll-free 1-800-617-0004 and on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS

Information regarding how often shares of the Funds trade on an exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds is available without charge, on the Funds’ website at www.roundhillinvestments.com.

TAX INFORMATION

NERD designated 100.00% of its ordinary income distribution for the period ended December 31, 2019 as qualified dividend income under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

For the period ended December 31, 2019, 100.00% of dividends paid from net ordinary income qualified for the dividends received deduction available to corporate shareholders.

Roundhill ETFs

Review of Liquidity Risk Management Program

(Unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, the Trust, on behalf of the series of the Trust covered by this shareholder report (the “Series”), has adopted a liquidity risk management program to govern the Trust’s approach to managing liquidity risk. Rule 22e-4 seeks to promote effective liquidity risk management, thereby reducing the risk that a fund will be unable to meet its redemption obligations and mitigating dilution of the interests of fund shareholders. The Trust’s liquidity risk management program is tailored to reflect the Series’ particular risks, but not to eliminate all adverse impacts of liquidity risk, which would be incompatible with the nature of such Series.

The investment adviser to the Series has adopted and implemented its own written liquidity risk management program (the “Program”) tailored specifically to assess and manage the liquidity risk of the Series. At a recent meeting of the Board of Trustees of the Trust, the Trustees received a report pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the period ended December 31, 2019. The report concluded that the Program is reasonably designed to assess and manage the Series’ liquidity risk and has operated adequately and effectively to manage such risk. The report reflected that there were no liquidity events that impacted the Series’ ability to timely meet redemptions without dilution to existing shareholders. The report further noted that no material changes have been made to the Program since its implementation.

There can be no assurance that the Program will achieve its objectives in the future. Please refer to the prospectus for more information regarding the Series’ exposure to liquidity risk and other principal risks to which an investment in the Series may be subject.

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Investment Adviser:

Roundhill Financial Inc.
575 5th Avenue, 14th Floor
New York, NY 10017

Investment Sub-Adviser:

Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 207
Oklahoma City, OK 73120

Legal Counsel:

Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, D.C. 20004

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Administrator, Fund Accountant & Transfer Agent:

U.S. Bancorp Fund Services, LLC
d/b/a U.S. Bank Global Fund Services
615 E. Michigan St.
Milwaukee, WI 53202

Custodian:

U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

This information must be preceded or accompanied by a current prospectus for the Funds.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable for semi-annual reports.

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4)Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	September 2, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gregory C. Bakken
Gregory C. Bakken, President/Principal Executive Officer

Date	September 2, 2020

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	August 31, 2020

*	Print the name and title of each signing officer under his or her signature.